Note 17 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
		Year Ended December 31 (discontinued operations)
	2017	2018	2019
Statement of Operations Data
Voyage revenue	20,280,215	25,934,204	-
Commissions (including, $253,503, $324,178 and nil respectively, to related party)	(1,122,196)	(1,411,333)	-
Voyage expenses	(2,396,318)	(410,676)	-
Vessel operating expenses (including, $102,131, $115,026 and nil, respectively, to related party)	(6,892,388)	(9,183,152)	-
Drydocking expenses	(127,509)	(1,465,079)	-
Related party management fees	(1,409,716)	(1,701,340)	-
Vessel depreciation	(4,786,272)	(5,422,155)	-
General and administrative expenses (including $693,524, $731,456 and nil, respectively, to related party)	(917,160)	(2,346,502)	-
Operating income	2,628,656	3,993,967	-
Total other expenses, net	(1,778,955)	(2,874,232)	-
Net income	849,701	1,119,735	-
Dividend Series B Preferred Shares	-	(565,229)	-
Net income attributable to common shareholders	849,701	554,506	-